Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

24.Revenue

Other revenue for the years ended December 31 was as follows:

	2017	2018	2019
Cash and settlement service fees	670	3,017	1,403
Installment cards related fees	140	358	1,139
Other revenue	460	268	606
Total other revenue	1,270	3,643	3,148

For the purposes of consolidated cash flow statement, “Interest income, net” consists of the following:

	2017	2018	2019
Interest revenue calculated using the effective interest rate	(1,052)	(1,854)	(3,646)
Interest expense classified as part of cost of revenue	42	89	689
Interest income and expenses, net, classified separately in the consolidated statement of comprehensive income	(6)	(17)	56
Interest income, net, for the purposes of consolidated cash flow statement	(1,016)	(1,782)	(2,901)